Cover Page - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2025	Jun. 28, 2024
Document Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	1-6880
Entity Registrant Name	US BANCORP \DE\
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0255900
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	651
Local Phone Number	466-3000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 62.0
Entity Common Stock, Shares Outstanding		1,559,887,453
Auditor Firm ID	42
Auditor Name	Ernst & Young LLP
Auditor Location	Minneapolis, Minnesota
Documents Incorporated by Reference

Document	Parts Into Which Incorporated
1.Portions of the Annual Report to Shareholders for the Fiscal Year Ended December 31, 2024 (the “2024 Annual Report”)	Parts I and II
2.Portions of the Proxy Statement for the Annual Meeting of Shareholders to be held April 15, 2025 (the “Proxy Statement”)	Part III

Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Central Index Key	0000036104
Series CC (Senior), Floating
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes, Series CC (Senior), due May 21, 2028
Trading Symbol	USB/28
Security Exchange Name	NYSE
Series CC (Senior), Fixed-to-Floating
Document Information [Line Items]
Title of 12(b) Security	4.009% Fixed-to-Floating Rate Notes, Series CC (Senior), due May 21, 2032
Trading Symbol	USB/32
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	USB
Security Exchange Name	NYSE
Series A
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/100th interest in a share of Series A Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrA
Security Exchange Name	NYSE
Series B
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series B Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrH
Security Exchange Name	NYSE
Series K
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series K Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrP
Security Exchange Name	NYSE
Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series L Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrQ
Security Exchange Name	NYSE
Series M
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series M Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrR
Security Exchange Name	NYSE
Series O
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock, par value $1.00)
Trading Symbol	USB PrS
Security Exchange Name	NYSE